Quarterly Holdings Report
for
Fidelity® SAI Sustainable Low Duration Bond Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SLO-NPRT1-0125
1.9904917.102
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.2%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	57,811	57,881
BMW Vehicle Lease Trust Series 2023-2 Class A2, 5.95% 8/25/2025	1,118	1,119
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	22,550	22,592
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	8,917	8,931
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	37,268	37,401
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A2, 5.2% 5/15/2026	1,346	1,346
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	18,889	18,957
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	140,000	140,054
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	1,703	1,705
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	9,449	9,489
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	22,908	22,960
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	53,795	54,062
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	72,000	72,291
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	60,000	60,066
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	5,000	5,028
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	33,160	33,269
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	49,116	49,345
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	81,000	81,288
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	21,973	22,019
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	42,035	42,164
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	80,617	80,843
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	100,000	100,103
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	1,020	1,024
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	3,026	3,029
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	25,000	25,139
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	50,000	50,315
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	75,000	75,000
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	15,263	15,289
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	7,816	7,830
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	55,000	55,042
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	52,000	52,238
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	58,845	59,122
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A, 5.19% 3/16/2026	240	240
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A2A, 5.1% 5/18/2026	2,116	2,117
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	18,347	18,381
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	34,571	34,679
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	5,977	5,985
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	67,000	66,989
Gmf Floorplan Owner Revolving Tr Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	140,000	139,988
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	75,000	75,305
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	60,000	60,250
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	120,000	121,103
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	93,937	94,323
Hyundai Auto Receivables Trust Series 2023-B Class A2A, 5.77% 5/15/2026	5,351	5,362
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	34,013	34,114
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	65,000	64,983
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	54,903	55,048
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	76,000	76,346
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	68,729	68,653
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	7,567	7,595
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	23,381	23,413
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	11,235	11,275
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	41,381	41,550
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	38,698	38,848
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	48,000	48,041
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	7,290	7,304
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	49,944	50,168
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	37,000	37,005
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/2025 (b)	2,033	2,034
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (b)	1,960	1,963
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	43,000	43,015
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	20,800	20,877
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	2,113	2,116
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	95,711
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/2026	118	117
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	7,689	7,707
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	9,316	9,350
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	29,456	29,503
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	3,892	3,898
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	79,000	79,066
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	100,000	100,875
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	140,000	140,123
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,239
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	6,074	6,100
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	6,216	6,228
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	49,237	49,433
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	79,000	79,116
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	59,000	59,225
TOTAL UNITED STATES		3,292,702
TOTAL ASSET-BACKED SECURITIES (Cost $3,284,625)		3,292,702

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Goldman Sachs Bank USA/New York NY 0% 3/18/2027 (c) (Cost $71,382)	71,000	71,460

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048 (Cost $30,645)	31,101	30,886

Non-Convertible Corporate Bonds - 56.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 5.0403% 11/27/2026 (b)(c)(d)	105,000	104,959
CANADA - 4.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.625% 12/15/2025	120,000	118,501
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd 2.05% 7/15/2025	120,000	117,912
Canadian Natural Resources Ltd 3.9% 2/1/2025	83,000	82,786
Enbridge Inc 2.5% 1/15/2025	120,000	119,623
Enbridge Inc 2.5% 2/14/2025	30,000	29,840
		350,161
Financials - 2.8%
Banks - 2.8%
Bank of Montreal 0.949% 1/22/2027 (c)	140,000	134,084
Bank of Montreal 1.5% 1/10/2025	20,000	19,926
Bank of Montreal 3.7% 6/7/2025	50,000	49,741
Bank of Montreal 4.567% 9/10/2027 (c)	83,000	82,838
Bank of Montreal 5.2% 12/12/2024	57,000	57,007
Bank of Montreal 5.92% 9/25/2025	30,000	30,297
Bank of Montreal U.S. SOFR Averages Index + 0.465%, 5.2168% 1/10/2025 (c)(d)	50,000	50,009
Bank of Nova Scotia/The 1.3% 6/11/2025	33,000	32,406
Bank of Nova Scotia/The 3.45% 4/11/2025	30,000	29,850
Bank of Nova Scotia/The 5.25% 12/6/2024	112,000	112,003
Bank of Nova Scotia/The 5.45% 6/12/2025	30,000	30,126
Canadian Imperial Bank of Commerce 2.25% 1/28/2025	41,000	40,818
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	50,000	50,051
Royal Bank of Canada 5.069% 7/23/2027 (c)	100,000	100,628
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (c)(d)	100,000	100,109
Toronto-Dominion Bank/The 3.766% 6/6/2025	42,000	41,778
		961,671
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.35% 12/2/2024	50,000	49,999
Materials - 0.4%
Chemicals - 0.4%
Nutrien Ltd 3% 4/1/2025	84,000	83,500
Nutrien Ltd 5.95% 11/7/2025	70,000	70,767
		154,267
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	80,000	78,387
TOTAL CANADA		1,712,986
CHINA - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	122,000	120,699
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	70,000	69,154
NXP BV / NXP Funding LLC 5.35% 3/1/2026	131,000	131,465

TOTAL CHINA		321,318
IRELAND - 0.9%
Financials - 0.9%
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	171,000	165,104
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	150,000	151,154

TOTAL IRELAND		316,258
ITALY - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	203,616
NETHERLANDS - 0.7%
Financials - 0.7%
Banks - 0.7%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	249,560
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 7.325% 11/2/2026 (c)	200,000	204,030
UNITED STATES - 48.1%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.7% 3/25/2026	104,000	100,080
Media - 0.7%
Discovery Communications LLC 4.9% 3/11/2026	50,000	49,826
Warnermedia Holdings Inc 3.638% 3/15/2025	102,000	101,572
Warnermedia Holdings Inc 3.788% 3/15/2025	90,000	89,637
		241,035
Wireless Telecommunication Services - 1.2%
Sprint LLC 7.625% 3/1/2026	85,000	87,168
T-Mobile USA Inc 2.25% 2/15/2026	120,000	116,367
T-Mobile USA Inc 2.625% 4/15/2026	130,000	126,417
T-Mobile USA Inc 3.5% 4/15/2025	104,000	103,452
		433,404
Consumer Discretionary - 4.9%
Automobiles - 3.0%
American Honda Finance Corp 4.95% 1/9/2026	28,000	28,100
American Honda Finance Corp U.S. SOFR Index + 0.45%, 5.3035% 6/13/2025 (c)(d)	80,000	80,050
General Motors Financial Co Inc 2.75% 6/20/2025	100,000	98,789
General Motors Financial Co Inc 3.8% 4/7/2025	50,000	49,767
General Motors Financial Co Inc 4% 1/15/2025	93,000	92,869
General Motors Financial Co Inc 4.3% 7/13/2025	120,000	119,433
General Motors Financial Co Inc 4.35% 4/9/2025	30,000	29,933
General Motors Financial Co Inc 6.05% 10/10/2025	70,000	70,685
Hyundai Capital America 1.8% 10/15/2025 (b)	50,000	48,653
Hyundai Capital America 2.65% 2/10/2025 (b)	104,000	103,489
Hyundai Capital America 5.65% 6/26/2026 (b)	80,000	80,884
Hyundai Capital America 5.8% 6/26/2025 (b)	55,000	55,264
Hyundai Capital America 5.875% 4/7/2025 (b)	40,000	40,077
Hyundai Capital America 6% 7/11/2025 (b)	90,000	90,613
Hyundai Capital America 6.25% 11/3/2025 (b)	90,000	91,002
		1,079,608
Leisure Products - 0.5%
Mattel Inc 3.375% 4/1/2026 (b)	70,000	68,204
Mattel Inc 5.875% 12/15/2027 (b)	130,000	130,317
		198,521
Specialty Retail - 1.4%
AutoZone Inc 3.25% 4/15/2025	102,000	101,388
AutoZone Inc 3.625% 4/15/2025	41,000	40,793
Home Depot Inc/The U.S. SOFR Index + 0.33%, 5.1528% 12/24/2025 (c)(d)	58,000	58,115
Lowe's Cos Inc 3.375% 9/15/2025	30,000	29,684
Lowe's Cos Inc 4% 4/15/2025	60,000	59,831
Ross Stores Inc 0.875% 4/15/2026	120,000	113,915
Ross Stores Inc 4.6% 4/15/2025	90,000	89,901
		493,627
TOTAL CONSUMER DISCRETIONARY		1,771,756

Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.8%
7-Eleven Inc 0.95% 2/10/2026 (b)	70,000	66,754
Dollar Tree Inc 4% 5/15/2025	100,000	99,519
Sysco Corp 3.75% 10/1/2025	130,000	128,940
		295,213
Food Products - 0.7%
Conagra Brands Inc 4.6% 11/1/2025	100,000	99,786
Kraft Heinz Foods Co 3% 6/1/2026	119,000	116,085
Mondelez International Inc 1.5% 5/4/2025	30,000	29,567
		245,438
TOTAL CONSUMER STAPLES		540,651

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
DCP Midstream Operating LP 5.375% 7/15/2025	110,000	110,183
Enterprise Products Operating LLC 3.75% 2/15/2025	50,000	49,843
Eqt Corp 3.125% 5/15/2026 (b)	83,000	80,733
MPLX LP 1.75% 3/1/2026	50,000	48,129
MPLX LP 4% 2/15/2025	120,000	119,699
MPLX LP 4.875% 12/1/2024	102,000	102,000
MPLX LP 4.875% 6/1/2025	100,000	99,997
Phillips 66 Co 3.605% 2/15/2025	40,000	39,858
Spectra Energy Partners LP 3.5% 3/15/2025	80,000	79,652
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	50,000	51,346
Western Gas Partners LP 3.1% 2/1/2025 (e)	110,000	109,551
Western Gas Partners LP 4.65% 7/1/2026	80,000	79,525
Williams Cos Inc/The 3.9% 1/15/2025	120,000	119,831
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,722
		1,191,069
Financials - 22.5%
Banks - 10.9%
Bank of America Corp 1.197% 10/24/2026 (c)	74,000	71,739
Bank of America Corp 1.319% 6/19/2026 (c)	129,000	126,559
Bank of America Corp 1.53% 12/6/2025 (c)	50,000	49,977
Bank of America Corp 2.015% 2/13/2026 (c)	30,000	29,820
Bank of America Corp 3.366% 1/23/2026 (c)	60,000	59,849
Bank of America Corp 3.384% 4/2/2026 (c)	85,000	84,562
Bank of America Corp 3.559% 4/23/2027 (c)	90,000	88,448
Bank of America Corp 4.827% 7/22/2026 (c)	110,000	110,001
Bank of America Corp 5.08% 1/20/2027 (c)	125,000	125,356
Citigroup Inc 1.122% 1/28/2027 (c)	130,000	124,528
Citigroup Inc 2.014% 1/25/2026 (c)	114,000	113,461
Citigroup Inc 3.106% 4/8/2026 (c)	111,000	110,314
Citigroup Inc 3.29% 3/17/2026 (c)	112,000	111,450
Citigroup Inc 5.61% 9/29/2026 (c)	80,000	80,480
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	140,000	135,135
JPMorgan Chase & Co 2.005% 3/13/2026 (c)	115,000	114,097
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	113,000	111,787
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	70,000	69,361
JPMorgan Chase & Co 4.08% 4/26/2026 (c)	94,000	93,668
JPMorgan Chase & Co 5.546% 12/15/2025 (c)	103,000	103,010
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	70,000	71,658
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	132,000	131,955
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (c)	159,000	159,849
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	120,000	123,866
Regions Financial Corp 2.25% 5/18/2025	90,000	88,885
Truist Financial Corp 1.2% 8/5/2025	60,000	58,622
Truist Financial Corp 1.267% 3/2/2027 (c)	94,000	89,959
Truist Financial Corp 4% 5/1/2025	40,000	39,852
Truist Financial Corp 4.26% 7/28/2026 (c)	100,000	99,683
Truist Financial Corp 5.9% 10/28/2026 (c)	116,000	117,056
Truist Financial Corp 6.047% 6/8/2027 (c)	130,000	132,281
US Bancorp 1.45% 5/12/2025	22,000	21,678
US Bancorp 5.727% 10/21/2026 (c)	147,000	148,101
Wells Fargo & Co 2.164% 2/11/2026 (c)	100,000	99,460
Wells Fargo & Co 2.188% 4/30/2026 (c)	121,000	119,675
Wells Fargo & Co 3% 4/22/2026	89,000	86,931
Wells Fargo & Co 3.196% 6/17/2027 (c)	130,000	126,817
Wells Fargo & Co 3.908% 4/25/2026 (c)	111,000	110,570
Wells Fargo & Co 4.54% 8/15/2026 (c)	157,000	156,631
		3,897,131
Capital Markets - 5.9%
Bank of New York Mellon Corp/The 1.6% 4/24/2025	43,000	42,486
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	130,000	129,593
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (c)	114,000	113,108
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	134,000	129,022
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	162,896
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	110,000	104,164
Goldman Sachs Group Inc/The 3.5% 1/23/2025	40,000	39,917
Goldman Sachs Group Inc/The 3.5% 4/1/2025	30,000	29,868
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (c)	96,000	96,626
Intercontinental Exchange Inc 3.65% 5/23/2025	76,000	75,616
Moody's Corp 3.75% 3/24/2025	41,000	40,851
Morgan Stanley 0.985% 12/10/2026 (c)	52,000	49,988
Morgan Stanley 1.512% 7/20/2027 (c)	110,000	104,279
Morgan Stanley 2.188% 4/28/2026 (c)	116,000	114,746
Morgan Stanley 4.679% 7/17/2026 (c)	140,000	139,820
Morgan Stanley 6.138% 10/16/2026 (c)	130,000	131,464
Morgan Stanley U.S. SOFR Index + 0.509%, 5.2137% 1/22/2025 (c)(d)	150,000	150,024
Nasdaq Inc 5.65% 6/28/2025	79,000	79,346
State Street Corp 2.901% 3/30/2026 (c)	113,000	112,260
State Street Corp 4.857% 1/26/2026 (c)	42,000	41,989
State Street Corp 5.104% 5/18/2026 (c)	170,000	170,247
State Street Corp 5.751% 11/4/2026 (c)	50,000	50,447
		2,108,757
Consumer Finance - 2.4%
Ally Financial Inc 4.625% 3/30/2025	50,000	49,904
Ally Financial Inc 5.8% 5/1/2025	115,000	115,216
American Express Co 4.99% 5/1/2026 (c)	111,000	111,075
American Express Co 6.338% 10/30/2026 (c)	155,000	157,188
Capital One Financial Corp 2.636% 3/3/2026 (c)	113,000	112,304
Capital One Financial Corp 3.2% 2/5/2025	40,000	39,876
Capital One Financial Corp 4.985% 7/24/2026 (c)	170,000	169,948
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (c)(d)	90,000	90,024
		845,535
Financial Services - 1.4%
Corebridge Financial Inc 3.5% 4/4/2025	105,000	104,473
Corebridge Global Funding 0.9% 9/22/2025 (b)	100,000	97,107
Corebridge Global Funding 5.75% 7/2/2026 (b)	80,000	81,248
PayPal Holdings Inc 1.65% 6/1/2025	30,000	29,536
Western Union Co/The 1.35% 3/15/2026	114,000	108,808
Western Union Co/The 2.85% 1/10/2025	110,000	109,749
		530,921
Insurance - 1.9%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	115,185
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	140,000	132,645
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	121,000	118,586
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	101,000	101,774
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	87,720
Marsh & McLennan Cos Inc 3.5% 3/10/2025	21,000	20,925
Reinsurance Group of America Inc 3.95% 9/15/2026	100,000	98,639
		675,474
TOTAL FINANCIALS		8,057,818

Health Care - 2.9%
Biotechnology - 0.4%
AbbVie Inc 3.6% 5/14/2025	21,000	20,911
AbbVie Inc 3.8% 3/15/2025	20,000	19,944
Amgen Inc 3.125% 5/1/2025	50,000	49,649
Amgen Inc 5.25% 3/2/2025	40,000	40,029
		130,533
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp 1.9% 6/1/2025	41,000	40,404
Health Care Providers & Services - 2.5%
Cigna Group/The 1.25% 3/15/2026	120,000	114,846
Cigna Group/The 3.25% 4/15/2025	60,000	59,664
CVS Health Corp 3.875% 7/20/2025	90,000	89,387
CVS Health Corp 4.1% 3/25/2025	90,000	89,760
CVS Health Corp 5% 2/20/2026	100,000	100,118
HCA Inc 5.25% 4/15/2025	80,000	80,072
HCA Inc 5.25% 6/15/2026	60,000	60,157
HCA Inc 5.375% 2/1/2025	120,000	119,985
HCA Inc 5.375% 9/1/2026	70,000	70,349
HCA Inc 5.875% 2/15/2026	100,000	100,777
		885,115
TOTAL HEALTH CARE		1,056,052

Industrials - 2.3%
Building Products - 0.2%
Carrier Global Corp 2.242% 2/15/2025	83,000	82,506
Commercial Services & Supplies - 0.2%
Republic Services Inc 0.875% 11/15/2025	40,000	38,591
Republic Services Inc 3.2% 3/15/2025	30,000	29,844
		68,435
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	118,000	116,243
Machinery - 0.6%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.4348% 10/16/2026 (c)(d)	150,000	150,749
Otis Worldwide Corp 2.056% 4/5/2025	51,000	50,496
		201,245
Trading Companies & Distributors - 1.0%
Air Lease Corp 2.3% 2/1/2025	111,000	110,423
Air Lease Corp 2.875% 1/15/2026	50,000	48,923
Air Lease Corp 3.25% 3/1/2025	110,000	109,505
Air Lease Corp 3.375% 7/1/2025	100,000	99,136
		367,987
TOTAL INDUSTRIALS		836,416

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 6.02% 6/15/2026	72,000	73,102
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Inc 1.65% 4/15/2026	130,000	124,398
Micron Technology Inc 4.975% 2/6/2026	70,000	70,077
		194,475
Software - 1.1%
Oracle Corp 1.65% 3/25/2026	50,000	48,069
Oracle Corp 2.5% 4/1/2025	100,000	99,193
Oracle Corp 2.95% 5/15/2025	63,000	62,460
Roper Technologies Inc 1% 9/15/2025	70,000	68,038
VMware LLC 4.5% 5/15/2025	80,000	79,818
		357,578
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	45,000	44,805
TOTAL INFORMATION TECHNOLOGY		669,960

Materials - 0.7%
Chemicals - 0.7%
Celanese US Holdings LLC 1.4% 8/5/2026	90,000	84,034
Celanese US Holdings LLC 6.05% 3/15/2025	79,000	79,113
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	90,000	87,269
		250,416
Real Estate - 1.5%
Specialized REITs - 1.5%
American Tower Corp 1.3% 9/15/2025	70,000	68,030
American Tower Corp 1.6% 4/15/2026	120,000	115,041
American Tower Corp 2.4% 3/15/2025	90,000	89,323
American Tower Corp 2.95% 1/15/2025	120,000	119,669
American Tower Corp 4% 6/1/2025	48,000	47,754
Crown Castle Inc 1.35% 7/15/2025	102,000	99,819
		539,636
Utilities - 4.4%
Electric Utilities - 1.7%
Edison International 4.7% 8/15/2025	100,000	99,791
Edison International 4.95% 4/15/2025	80,000	79,925
Eversource Energy 4.75% 5/15/2026	80,000	80,004
Exelon Corp 3.95% 6/15/2025	70,000	69,617
Pacific Gas and Electric Co 3.45% 7/1/2025	100,000	99,067
Pacific Gas and Electric Co 3.5% 6/15/2025	50,000	49,577
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (c)(d)	120,000	120,266
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(f)	24,000	24,034
		622,281
Gas Utilities - 0.3%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	104,000	102,026
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 3.3% 7/15/2025 (b)	100,000	98,788
Multi-Utilities - 2.1%
Dominion Energy Inc 2.85% 8/15/2026	100,000	96,930
Dominion Energy Inc 3.3% 3/15/2025	50,000	49,761
Dominion Energy Inc 3.9% 10/1/2025	110,000	109,180
NiSource Inc 0.95% 8/15/2025	115,000	111,863
Puget Energy Inc 3.65% 5/15/2025	110,000	109,244
Sempra 3.3% 4/1/2025	20,000	19,893
WEC Energy Group Inc 4.75% 1/9/2026	100,000	100,059
WEC Energy Group Inc 5% 9/27/2025	70,000	70,168
WEC Energy Group Inc 5.6% 9/12/2026	80,000	81,217
		748,315
TOTAL UTILITIES		1,571,410

TOTAL UNITED STATES		17,259,703
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,302,278)		20,372,430

U.S. Treasury Obligations - 31.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.58 to 5.25	3,127,800	3,115,693
US Treasury Bills 0% 11/28/2025	4.32	2,357,700	2,260,470
US Treasury Bills 0% 3/13/2025	4.46 to 4.64	2,370,100	2,341,009
US Treasury Bills 0% 3/6/2025	4.70	2,885,100	2,852,019
US Treasury Bills 0% 5/22/2025	4.42	538,800	527,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,091,924)			11,096,980

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $798,133)	4.64	797,973	798,133

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $35,578,987)	35,662,591
NET OTHER ASSETS (LIABILITIES) - 0.5%	188,159
NET ASSETS - 100.0%	35,850,750

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,567,177 or 10.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	793,162	5,178,494	5,173,523	11,646	-	-	798,133	0.0%
Total	793,162	5,178,494	5,173,523	11,646	-	-	798,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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